Restructuring and Related Charges - General Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Restructuring and Related Charges
Restructuring charges	$ 42,201	$ 60,640
Aggregated costs for restructuring activities	173,200
Maximum
Restructuring and Related Charges
Aggregate expected annual cost savings	70,000
2016 Restructuring Plan | Minimum
Restructuring and Related Charges
Additional restructuring charges expected	50,000
2016 Restructuring Plan | Maximum
Restructuring and Related Charges
Aggregate expected annual cost savings	100
Selling, general and administrative expense | 2014 Restructuring Plan
Restructuring and Related Charges
Restructuring charges		$ 60,600	$ 70,400
Selling, general and administrative expense | 2016 Restructuring Plan
Restructuring and Related Charges
Incurred costs for restructuring activities	$ 42,200